Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2025
Investments in Affiliates [Abstract]
Schedule of Investments in Affiliates Accounted

As of December 31, 2024 and 2025, the Group’s investments in affiliates accounted for under the equity method were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
BGM (Note 2(i) and Note 3)	1,000,000	—
HK JVs (Note 2(i))	4,683	—
Total	1,004,683	—